Equity in Net Earnings of Affiliates (Tables)	6 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Equity Method Investments

(in thousands of $)	Six Months Ended June 30, 2017	Six Months Ended June 30, 2016
Share of net loss in Golar Partners	(2,906)	(5,525)
Share of net loss in Golar Power	(7,461)	—
Share of net loss in OneLNG	(3,126)	—
Share of net earnings (loss) in Egyptian Company for Gas Services ("ECGS")	300	(38)
	(13,193)	(5,563)
Our share of net loss in Golar Partners includes a non-cash loss on deemed disposal of $17.0 million for the six months ended June 30, 2017, being the dilutive impact on our ownership interest due to further issuances of common units by Golar Partners in February 2017. In addition, our share of net loss in Golar Partners includes a charge of $10.7 million for the six months ended June 30, 2017 (June 30, 2016: $17.1 million) in relation to the amortization of the basis difference primarily in relation to the $854.0 million gain on loss of control recognized upon deconsolidation in 2012.

The carrying amounts of our investments in our equity method investments as at June 30, 2017 and December 31, 2016 are as follows:

(in thousands of $)	June 30, 2017	December 31, 2016
Golar Partners	482,397	507,182
Golar Power	174,073	126,534
OneLNG	7,074	10,200
ECGS	5,163	4,864
Equity in net assets of affiliates	668,707	648,780